CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS
Schedule of impact of exchange rate on our net result before tax

	Percentage	Impact of change
	change in	in exchange
(DKK million)	exchange rate*	rate**
2019
EUR	1%	10
USD	10%	1,053
GBP	10%	—
2018
EUR	1%	9
USD	10%	362
GBP	10%	5

Schedule of maturity profile of our marketable securities

(DKK million)
Year of Maturity	2019	2018
2019	—	2,880
2020	3,891	1,574
2021	2,190	505
2022	493	138
2023	102	75
2024+	743	401
Total	7,419	5,573

Schedule of Financial Assets and Liabilities

Categories of Financial Assets and Liabilities	Note	2019	2018
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	7,419	5,573
Other Investments	3.4	149	—
Financial assets measured at amortized cost
Receivables ex. prepayments	3.5	2,939	1,318
Cash and cash equivalents		3,552	533
Financial liabilities measured at amortized cost:
Other payables	3.7	(840)	(318)
Lease Liabilities	3.3	(181)	—

Schedule of marketable securities

(DKK million)	2019	2018
Cost at January 1	5,494	4,195
Additions for the year	5,812	3,521
Disposals for the year	(3,926)	(2,222)
Cost at December 31	7,380	5,494

Fair value adjustment at January 1	79	(120)
Fair value adjustment for the year	(40)	199
Fair value adjustment at December 31	39	79

Net book value at December 31	7,419	5,573

Net book value in percentage of cost	101%	101%

Schedule of portfolio of marketable securities

	Market	Average		Market	Average
	value	effective	Share	value	effective	Share
(DKK million)	2019	duration	%	2018	duration	%
Kingdom of Denmark bonds and treasury bills	462	1.84	6%	508	1.94	9%
Danish mortgage-backed securities	1,227	2.33	17%	1,177	2.58	21%
DKK portfolio	1,689	2.20	23%	1,685	2.39	30%
EUR portfolio
European government bonds and treasury bills	873	1.33	12%	875	1.38	16%
USD portfolio
US government bonds and treasury bills	4,778	0.63	64%	2,938	0.84	53%
GBP portfolio
UK government bonds and treasury bills	79	0.55	1%	75	0.55	1%
Total portfolio	7,419	1.07	100%	5,573	1.39	100%

Marketable securities	7,419			5,573

Schedule of finance income and expenses

(DKK million)	2019	2018	2017
Financial income:
Interest and other financial income	120	63	41
Realized and unrealized gains on marketable securities (fair value through the income statement), net	9	—	—
Realized and unrealized gains on fair value hedges, net	—	2	30
Realized and unrealized exchange rate gains, net	99	178	—
Total financial income	228	243	72
Financial expenses:
Interest and other financial expenses	7	—	2
Realized and unrealized losses on marketable securities (fair value through the income statement), net	—	11	20
Realized and unrealized exchange rate losses, net	—	—	330
Total financial expenses	7	11	352
Net financial items	221	232	280

Interest and other financial income on financial assets measured at amortized cost	22	8	2
Interest and other financial expenses on financial liabilities measured at amortized cost	—	—	3

Summary of RSUs activity

				Number of
				RSUs held by
				former
	Number of	Number of		members of
	RSUs held by	RSUs held by	Number of	the Board of
	the Board of	the Executive	RSUs held by	Directors and
	Directors	Management	employees	employees	Total RSUs
Outstanding at January 1, 2017	18,688	64,258	18,291	1,150	102,387
Granted*	7,661	19,599	38,691	–	65,951
Settled	–	–	–	–	–
Transferred	(2,021)	–	(1,484)	3,505	–
Cancelled	–	–	(23)	(271)	(294)
Outstanding at December 31, 2017	24,328	83,857	55,475	4,384	168,044

Outstanding at January 1, 2018	24,328	83,857	55,475	4,384	168,044
Granted*	5,224	18,020	79,395	–	102,639
Settled	(9,425)	(35,725)	–	(2,300)	(47,450)
Transferred	–	–	(3,358)	3,358	–
Cancelled	–	–	(1,466)	(2,865)	(4,331)
Outstanding at December 31, 2018	20,127	66,152	130,046	2,577	218,902

Outstanding at January 1, 2019	20,127	66,152	130,046	2,577	218,902
Granted*	3,708	25,793	87,168	73	116,742
Settled	(2,631)	(19,080)	–	(478)	(22,189)
Transferred	(1,251)	–	(8,355)	9,606	–
Cancelled	–	–	–	(5,548)	(5,548)
Outstanding at December 31, 2019	19,953	72,865	208,859	6,230	307,907

*RSUs held by the Board of Directors includes RSUs granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Summary of warrants activity

				Number of
				warrants held by
		Number of		former members
	Number of	warrants held		of the Executive
	warrants held	by the	Number of	Management,		Weighted
	by the Board	Executive	warrants held	Board of Directors	Total	average
	of Directors	Management	by employees	and employees	warrants	exercise price
Outstanding at January 1, 2017	129,742	877,418	644,097	539,054	2,190,311	311.52
Granted*	4,125	59,819	118,745	—	182,689	1,123.91
Exercised	(31,625)	(377,500)	(131,709)	(294,784)	(835,618)	257.19
Expired	—	—	—	(8,200)	(8,200)	348.20
Cancelled	—	—	(73)	(10,923)	(10,996)	722.48
Transfers	(10,000)	—	(56,765)	66,765	—	—
Outstanding at December 31, 2017	92,242	559,737	574,295	291,912	1,518,186	436.01
Exercisable at year end	79,380	472,119	262,414	270,458	1,084,371	233.81
Exercisable warrants in the money at year end	78,400	464,832	241,241	269,313	1,053,786	201.27

Outstanding at January 1, 2018	92,242	559,737	574,295	291,912	1,518,186	436.01
Granted*	3,161	50,464	222,882	—	276,507	1,034.66
Exercised	(20,925)	(130,000)	(46,883)	(114,089)	(311,897)	241.34
Expired	—	—	—	(37,875)	(37,875)	253.76
Cancelled	—	—	(4,582)	(17,129)	(21,711)	940.01
Transfers	—	—	(39,624)	39,624	—	—
Outstanding at December 31, 2018	74,478	480,201	706,088	162,443	1,423,210	592.14
Exercisable at year end	62,647	355,347	297,128	152,743	867,865	295.02
Exercisable warrants in the money at year end	60,688	340,775	257,115	148,701	807,279	230.43

Outstanding at January 1, 2019	74,478	480,201	706,088	162,443	1,423,210	592.14
Granted*	3,925	—	303,066	228	307,219	1,483.58
Exercised	(15,750)	(132,400)	(56,237)	(95,044)	(299,431)	212.23
Expired	—	—	—	(2,000)	(2,000)	129.75
Cancelled	—	—	—	(15,374)	(15,374)	1,049.34
Transfers	(319)	—	(93,944)	94,263	—	—
Outstanding at December 31, 2019	62,334	347,801	858,973	144,516	1,413,624	862.03
Exercisable at year end	50,227	230,233	225,855	131,933	638,248	407.89
Exercisable warrants in the money at year end	50,227	227,733	219,403	129,698	627,061	385.84

*Warrants held by the Board of Directors includes warrants granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Schedule of Weighted Average Exercise Prices Of Warrants

		Number of	Weighted average	Number of
		warrants	remaining contractual	warrants
Exercise price	Grant Date	outstanding	life (in years)	exercisable
DKK
31.75	October 14, 2011	5,950	1.79	5,950
40.41	June 22, 2011	80,205	1.48	80,205
46.74	June 2, 2010	85,000	0.42	85,000
55.85	April 6, 2011	5,500	1.27	5,500
66.60	December 9, 2010	35,500	0.94	35,500
67.50	October 14, 2010	3,250	0.79	3,250
68.65	April 21, 2010	3,325	0.31	3,325
147.50	April 17, 2013	1,500	0.30	1,500
199.00	June 12, 2013	1,000	0.45	1,000
210.00	February 10, 2014	2,750	1.11	2,750
220.40	October 15, 2014	17,750	1.79	17,750
225.30	June 12, 2014	4,625	1.45	4,625
225.90	December 6, 2013	137,059	0.93	137,059
231.50	October 10, 2013	3,665	0.78	3,665
337.40	December 15, 2014	50,986	1.96	50,986
466.20	March 26, 2015	8,100	2.24	8,100
623.50	June 11, 2015	2,575	2.45	2,575
636.50	October 7, 2015	21,000	2.77	21,000
815.50	March 17, 2016	12,449	3.21	8,390
939.50	December 10, 2015	73,162	2.94	73,162
962.00	June 7, 2018	14,564	5.44	—
1,025.00	December 10, 2018	206,097	5.94	—
1,032.00	December 15, 2017	131,444	4.96	—
1,050.00	September 21, 2018	27,082	5.73	—
1,136.00	October 6, 2016	18,450	3.77	14,089
1,145.00	December 15, 2016	83,287	3.96	62,190
1,147.50	June 6, 2019	21,343	6.43	—
1,155.00	March 29, 2019	7,959	6.25	—
1,161.00	March 1, 2019	19,830	6.17	—
1,210.00	April 10, 2018	14,881	5.28	—
1,233.00	June 9, 2016	13,763	3.44	9,903
1,334.50	October 11, 2019	62,848	6.78	—
1,402.00	March 28, 2017	8,736	4.24	—
1,408.00	June 8, 2017	5,151	4.44	—
1,424.00	February 10, 2017	1,526	4.11	774
1,427.00	March 29, 2017	8,400	4.25	—
1,432.00	October 5, 2017	17,901	4.76	—
1,615.00	December 5, 2019	195,011	6.93	—

862.03		1,413,624	4.05	638,248

		Number of	Weighted average	Number of
		warrants	remaining contractual	warrants
Exercise price	Grant Date	outstanding	life (in years)	exercisable
DKK
31.75	October 14, 2011	7,525	2.79	7,525
40.41	June 22, 2011	85,975	2.48	85,975
45.24	April 25, 2012	1,000	0.32	1,000
46.74	June 2, 2010	85,000	1.42	85,000
55.85	April 6, 2011	8,500	2.27	8,500
66.60	December 9, 2010	37,750	1.94	37,750
67.50	October 14, 2010	3,250	1.79	3,250
68.65	April 21, 2010	5,450	1.31	5,450
79.25	October 9, 2012	5,000	0.78	5,000
80.55	December 5, 2012	111,750	0.93	111,750
98.00	January 31, 2013	1,375	1.08	1,375
129.75	October 8, 2009	5,075	0.77	5,075
147.50	April 17, 2013	7,750	1.30	7,750
174.00	June 17, 2009	25,000	0.46	25,000
199.00	June 12, 2013	1,000	1.45	1,000
210.00	February 10, 2014	3,088	2.11	3,088
220.40	October 15, 2014	33,800	2.79	33,800
225.30	June 12, 2014	7,975	2.45	7,975
225.90	December 6, 2013	175,047	1.93	175,047
231.50	October 10, 2013	7,850	1.78	7,850
234.00	April 15, 2009	6,100	0.29	6,100
337.40	December 15, 2014	90,945	2.96	90,945
466.20	March 26, 2015	11,061	3.24	6,664
623.50	June 11, 2015	6,350	3.45	3,913
636.50	October 7, 2015	24,500	3.77	16,250
815.50	March 17, 2016	14,837	4.21	6,362
939.50	December 10, 2015	80,874	3.94	57,880
962.00	June 7, 2018	14,714	6.44	—
1,025.00	December 10, 2018	210,437	6.94	—
1,032.00	December 15, 2017	133,637	5.96	—
1,050.00	September 21, 2018	33,226	6.73	—
1,136.00	October 6, 2016	19,450	4.77	9,725
1,145.00	December 15, 2016	86,660	4.96	43,675
1,210.00	April 10, 2018	14,954	6.28	—
1,233.00	June 9, 2016	14,438	4.44	6,713
1,402.00	March 28, 2017	8,736	5.24	—
1,408.00	June 8, 2017	5,224	5.44	—
1,424.00	February 10, 2017	1,606	5.11	478
1,427.00	March 29, 2017	8,400	5.25	—
1,432.00	October 5, 2017	17,901	5.76	—
592.14		1,423,210	3.76	867,865

Schedule of changes in share capital

	Number of
	shares	Share capital
		(DKK million)
December 31, 2013	51,755,722	51.8
Shares issued for cash	4,600,000	4.6
Exercise of warrants	611,697	0.6
December 31, 2014	56,967,419	57.0

Exercise of warrants	2,563,844	2.6
December 31, 2015	59,531,263	59.6

Exercise of warrants	818,793	0.8
December 31, 2016	60,350,056	60.4

Exercise of warrants	835,618	0.8
December 31, 2017	61,185,674	61.2

Exercise of warrants	311,897	0.3
December 31, 2018	61,497,571	61.5

Shares issued for cash	3,277,500	3.3
Exercise of warrants	299,431	0.3
December 31, 2019	65,074,502	65.1

Schedule Of Treasury Shares

	Number of		Proportion of
	shares	Share capital	share capital	Cost
		(DKK million)%		(DKK million)
Shareholding at December 31, 2016	100,000	0.10	0.2	118

Purchase of treasury shares	—	—	—	—

Shareholding at December 31, 2017	100,000	0.1	0.2	118

Purchase of treasury shares	125,000	0.1	0.2	146
Shares used for funding RSU program	(47,450)	—	(0.1)	(56)

Shareholding at December 31, 2018	177,550	0.2	0.3	208

Shares used for funding RSU program	(13,629)	—	—	(16)

Shareholding at December 31, 2019	163,921	0.2	0.3	192